Schedule of Investments (unaudited)
February 28, 2023
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Curtiss-Wright Corp.	4,726	$ 826,058
General Dynamics Corp.	22,052	5,025,871
HEICO Corp., Class A	487	63,383
Lockheed Martin Corp.	5,087	2,412,561
Northrop Grumman Corp.	2,402	1,114,792
Textron, Inc.	22,251	1,613,865
		11,056,530
Airlines — 0.5%
JetBlue Airways Corp.(a)	86,495	717,909
Southwest Airlines Co.	63,047	2,117,118
		2,835,027
Auto Components — 0.9%
Aptiv PLC(a)	5,621	653,610
BorgWarner, Inc.	32,017	1,609,815
Goodyear Tire & Rubber Co.(a)	36,981	420,104
Lear Corp.	16,844	2,352,264
		5,035,793
Automobiles — 0.1%
Rivian Automotive, Inc., Class A(a)	14,448	278,846
Banks — 6.6%
Citigroup, Inc.	156,557	7,935,874
Huntington Bancshares, Inc.	68,680	1,052,178
JPMorgan Chase & Co.	40,258	5,770,984
KeyCorp	37,827	691,856
Pinnacle Financial Partners, Inc.	8,000	592,720
PNC Financial Services Group, Inc.	10,224	1,614,574
Regions Financial Corp.	132,758	3,095,917
SVB Financial Group(a)	1,609	463,569
Synovus Financial Corp.	2,149	89,850
Truist Financial Corp.	28,791	1,351,737
U.S. Bancorp	108,583	5,182,667
Webster Financial Corp.	9,569	508,305
Wells Fargo & Co.	201,489	9,423,640
		37,773,871
Beverages — 1.9%
Brown-Forman Corp., Class B, NVS	23,836	1,546,241
Coca-Cola Co.	14,758	878,249
Coca-Cola Europacific Partners PLC	12,364	680,020
PepsiCo, Inc.	45,672	7,925,462
		11,029,972
Biotechnology — 0.8%
Amgen, Inc.	3,235	749,420
Biogen, Inc.(a)	3,602	972,036
Gilead Sciences, Inc.	27,015	2,175,518
Horizon Therapeutics PLC(a)	479	52,446
Moderna, Inc.(a)	865	120,071
Regeneron Pharmaceuticals, Inc.(a)	278	211,397
Ultragenyx Pharmaceutical, Inc.(a)	4,385	195,088
United Therapeutics Corp.(a)	634	155,989
		4,631,965
Building Products — 1.0%
Allegion PLC	12,404	1,398,055
Builders FirstSource, Inc.(a)	8,368	709,439
Johnson Controls International PLC	22,215	1,393,325
Masterbrand, Inc.(a)	11,593	112,916
Security	Shares	Value
Building Products (continued)
Owens Corning	6,994	$ 683,943
Trane Technologies PLC	6,572	1,215,623
		5,513,301
Capital Markets — 3.5%
Bank of New York Mellon Corp.	160,258	8,153,927
Carlyle Group, Inc.	61,502	2,115,669
Cboe Global Markets, Inc.	19,201	2,422,590
CME Group, Inc., Class A	24,657	4,570,422
Coinbase Global, Inc., Class A(a)	1,892	122,658
Intercontinental Exchange, Inc.	2,838	288,908
Invesco Ltd.	9,486	167,523
LPL Financial Holdings, Inc.	2,599	648,606
S&P Global, Inc.	3,442	1,174,410
Tradeweb Markets, Inc., Class A	8,812	624,683
		20,289,396
Chemicals — 1.9%
Albemarle Corp.	1,444	367,224
Corteva, Inc.	67,330	4,193,986
FMC Corp.	13,604	1,756,957
Huntsman Corp.	21,218	622,536
Linde PLC	7,280	2,536,133
Sherwin-Williams Co.	7,513	1,663,002
		11,139,838
Commercial Services & Supplies — 0.6%
Cintas Corp.	4,835	2,120,003
Republic Services, Inc.	9,153	1,180,096
Tetra Tech, Inc.	3,055	418,199
		3,718,298
Communications Equipment — 0.6%
Juniper Networks, Inc.	114,447	3,522,679
Construction & Engineering — 0.7%
AECOM	46,170	3,987,241
Construction Materials — 0.1%
Vulcan Materials Co.	3,525	637,708
Consumer Finance — 2.9%
Ally Financial, Inc.	29,915	898,946
American Express Co.	57,155	9,944,398
Capital One Financial Corp.	25,155	2,743,907
Synchrony Financial	87,443	3,122,590
		16,709,841
Distributors — 0.7%
Genuine Parts Co.	24,104	4,263,033
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(a)	36,511	11,142,427
Voya Financial, Inc.	19,401	1,445,180
		12,587,607
Diversified Telecommunication Services — 2.1%
AT&T Inc.	290,757	5,498,215
Verizon Communications, Inc.	162,521	6,307,440
		11,805,655
Electric Utilities — 1.4%
Evergy, Inc.	72,940	4,289,601
NRG Energy, Inc.	46,293	1,517,948
PPL Corp.	7,005	189,625
Xcel Energy, Inc.	32,379	2,090,712
		8,087,886

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 1.1%
AMETEK, Inc.	4,631	$ 655,565
Eaton Corp. PLC	33,299	5,824,994
Sunrun, Inc.(a)	4,206	101,112
		6,581,671
Electronic Equipment, Instruments & Components — 0.9%
Flex Ltd.(a)	217,966	4,960,906
TD SYNNEX Corp.	3,107	299,888
		5,260,794
Energy Equipment & Services — 0.2%
Halliburton Co.	20,390	738,730
Patterson-UTI Energy, Inc.	24,386	334,088
		1,072,818
Entertainment — 0.3%
Activision Blizzard, Inc.	12,564	958,005
ROBLOX Corp., Class A(a)	13,430	492,075
Warner Bros Discovery, Inc.(a)	19,280	301,154
		1,751,234
Equity Real Estate Investment Trusts (REITs) — 4.2%
Brixmor Property Group, Inc.	41,467	938,813
Equity Residential	115,753	7,236,878
Park Hotels & Resorts, Inc.	111,804	1,537,305
Prologis, Inc.	58,759	7,250,861
Regency Centers Corp.	3,400	213,860
SBA Communications Corp., Class A	2,307	598,320
Simon Property Group, Inc.	51,306	6,263,949
		24,039,986
Food & Staples Retailing — 1.7%
Kroger Co.	74,224	3,202,023
Walmart, Inc.	44,274	6,292,664
		9,494,687
Food Products — 2.8%
Archer-Daniels-Midland Co.	84,277	6,708,449
Hershey Co.	12,748	3,038,104
Kellogg Co.	12,329	812,974
Mondelez International, Inc., Class A	14,068	916,952
Tyson Foods, Inc., Class A	82,158	4,867,040
		16,343,519
Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	3,664	146,377
Becton Dickinson and Co.	31,264	7,332,971
Boston Scientific Corp.(a)	102,748	4,800,386
Enovis Corp.(a)	11,710	674,730
Medtronic PLC	52,382	4,337,230
		17,291,694
Health Care Providers & Services — 4.6%
Cigna Group	26,123	7,630,528
CVS Health Corp.	121,383	10,140,336
Elevance Health, Inc.	18,542	8,708,621
UnitedHealth Group, Inc.	150	71,391
		26,550,876
Health Care Technology — 0.7%
Teladoc Health, Inc.(a)	107,337	2,843,357
Veeva Systems, Inc., Class A(a)	6,635	1,099,154
		3,942,511
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment, Inc.(a)	33,312	1,690,917
Darden Restaurants, Inc.	10,147	1,450,920
Hilton Grand Vacations, Inc.(a)	1,281	61,155
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	5,741	$ 1,515,107
MGM Resorts International	10,411	447,777
Penn Entertainment, Inc.(a)	2,180	66,555
Starbucks Corp.	6,919	706,361
Travel + Leisure Co.	82,688	3,468,762
Yum! Brands, Inc.	537	68,285
		9,475,839
Household Durables — 0.3%
Toll Brothers, Inc.	8,553	512,667
TopBuild Corp.(a)	2,034	422,238
Whirlpool Corp.	7,303	1,007,668
		1,942,573
Household Products — 2.0%
Colgate-Palmolive Co.	78,777	5,774,354
Procter & Gamble Co.	41,953	5,771,055
		11,545,409
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp., Class A	5,551	154,595
Vistra Corp.	81,980	1,802,740
		1,957,335
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	6,138	1,175,304
Insurance — 4.0%
Allstate Corp.	14,174	1,825,328
American Financial Group, Inc.	2,060	276,267
Hartford Financial Services Group, Inc.	35,687	2,793,578
Marsh & McLennan Cos., Inc.	27,286	4,424,152
MetLife, Inc.	118,468	8,497,710
Travelers Cos., Inc.	24,538	4,542,474
Unum Group	14,858	661,924
		23,021,433
Interactive Media & Services — 2.9%
Alphabet, Inc., Class A(a)	32,930	2,965,676
Alphabet, Inc., Class C, NVS(a)	21,325	1,925,647
IAC, Inc.(a)	2,914	151,353
Meta Platforms, Inc., Class A(a)	54,505	9,535,105
Pinterest, Inc., Class A(a)	35,776	898,335
Snap, Inc., Class A, NVS(a)	129,964	1,319,135
		16,795,251
Internet & Direct Marketing Retail — 0.5%
eBay, Inc.	61,494	2,822,575
IT Services — 2.1%
Automatic Data Processing, Inc.	290	63,748
Cognizant Technology Solutions Corp., Class A	65,274	4,088,110
Fidelity National Information Services, Inc.	12,926	819,121
Gartner, Inc.(a)	541	177,345
Kyndryl Holdings, Inc.(a)	8,909	139,782
Okta, Inc., Class A(a)	2,586	184,356
PayPal Holdings, Inc.(a)	81,770	6,018,272
StoneCo Ltd., Class A(a)	7,530	64,080
Twilio, Inc., Class A(a)	7,556	507,839
		12,062,653
Life Sciences Tools & Services — 3.8%
Agilent Technologies, Inc.	35,228	5,001,319
Danaher Corp.	32,255	7,984,080
PerkinElmer, Inc.	5,992	746,424
Thermo Fisher Scientific, Inc.	15,041	8,148,612
		21,880,435

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 4.7%
Deere & Co.	16,174	$ 6,780,788
Illinois Tool Works, Inc.	22,683	5,288,768
PACCAR, Inc.	44,268	3,196,150
Snap-on, Inc.(b)	14,404	3,581,987
Timken Co.	52,134	4,454,850
Xylem, Inc.	38,362	3,937,859
		27,240,402
Media — 2.4%
Altice U.S.A., Inc., Class A(a)	27,827	110,195
Comcast Corp., Class A	174,283	6,478,099
Fox Corp., Class A, NVS	200,377	7,017,203
Fox Corp., Class B	4,514	145,576
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,666	53,962
		13,805,035
Metals & Mining — 1.0%
Commercial Metals Co.	5,767	298,442
Newmont Corp.	11,206	488,694
Reliance Steel & Aluminum Co.	6,624	1,641,692
Steel Dynamics, Inc.	19,941	2,514,759
United States Steel Corp.	17,590	538,782
		5,482,369
Multiline Retail — 0.0%
Kohl’s Corp.	4,770	133,751
Multi-Utilities — 2.1%
CMS Energy Corp.	84,343	4,973,707
DTE Energy Co.	62,412	6,847,220
		11,820,927
Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	101,772	16,361,884
ConocoPhillips	6,768	699,473
EOG Resources, Inc.	15,148	1,712,027
Exxon Mobil Corp.	94,415	10,377,153
Marathon Oil Corp.	9,352	235,203
Marathon Petroleum Corp.	46,819	5,786,828
Ovintiv, Inc.	10,513	449,641
Pioneer Natural Resources Co.	738	147,903
Valero Energy Corp.	11,810	1,555,731
Williams Cos., Inc.	46,458	1,398,386
		38,724,229
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	105,126	7,249,489
Eli Lilly & Co.	7,564	2,354,068
Johnson & Johnson	57,636	8,833,294
Merck & Co., Inc.	5,584	593,244
Pfizer, Inc.	166,118	6,739,407
		25,769,502
Professional Services — 0.1%
KBR, Inc.	4,875	268,661
ManpowerGroup, Inc.	1,289	109,411
		378,072
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A(a)	1,625	67,194
Road & Rail — 0.2%
Lyft, Inc., Class A(a)	15,983	159,830
Ryder System, Inc.	4,257	416,803
Schneider National, Inc., Class B	9,403	263,848
		840,481
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.(a)	10,734	$ 843,478
Analog Devices, Inc.	40,722	7,471,265
Intel Corp.	184,271	4,593,876
		12,908,619
Software — 2.9%
Adobe, Inc.(a)	9,893	3,204,837
ANSYS, Inc.(a)	1,023	310,593
Asana, Inc., Class A(a)	4,891	72,338
BILL Holdings, Inc.(a)	6,668	564,313
HubSpot, Inc.(a)	934	361,327
Intuit, Inc.	12,538	5,105,223
Manhattan Associates, Inc.(a)	20,771	2,985,831
Paycom Software, Inc.(a)	153	44,226
Paylocity Holding Corp.(a)	1,596	307,405
Rapid7, Inc.(a)	7,593	359,149
RingCentral, Inc., Class A(a)	25,348	837,498
ServiceNow, Inc.(a)	4,051	1,750,721
Splunk, Inc.(a)	2,234	228,985
Tenable Holdings, Inc.(a)	6,507	287,805
VMware, Inc., Class A(a)	2,543	280,061
		16,700,312
Specialty Retail — 3.0%
AutoNation, Inc.(a)	4,257	581,123
Best Buy Co., Inc.	12,175	1,011,864
Carvana Co., Class A(a)(b)	26,395	248,641
Home Depot, Inc.	15,069	4,468,561
Lowe’s Cos., Inc.	22,590	4,647,892
Penske Automotive Group, Inc.(b)	5,017	723,201
TJX Cos., Inc.	73,738	5,648,331
		17,329,613
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	274,852	4,290,440
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.(a)	8,462	2,616,451
Ralph Lauren Corp., Class A	2,164	255,763
Under Armour, Inc., Class C, NVS(a)	6,023	53,002
		2,925,216
Trading Companies & Distributors — 0.2%
WW Grainger, Inc.	1,921	1,284,054
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.(a)(b)	42,946	1,036,287
Total Long-Term Investments — 99.0% (Cost: $526,058,771)		570,649,587

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(c)(d)	5,582,343	$ 5,582,343
SL Liquidity Series, LLC, Money Market Series, 4.75%(c)(d)(e)	3,240,944	3,241,916
Total Short-Term Securities — 1.5% (Cost: $8,821,782)		8,824,259
Total Investments — 100.5% (Cost: $534,880,553)		579,473,846
Liabilities in Excess of Other Assets — (0.5)%		(2,680,551)
Net Assets — 100.0%		$ 576,793,295
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,051,649	$ —	$ (469,306)(a)	$ —	$ —	$ 5,582,343	5,582,343	$ 112,282	$ —
SL Liquidity Series, LLC, Money Market Series	1,202,047	2,036,619(a)	—	773	2,477	3,241,916	3,240,944	34,632(b)	—
				$ 773	$ 2,477	$ 8,824,259		$ 146,914	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	34	03/17/23	$ 6,758	$ 60,004

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Advantage Large Cap Value Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 570,649,587	$ —	$ —	$ 570,649,587
Short-Term Securities
Money Market Funds	5,582,343	—	—	5,582,343
	$ 576,231,930	$ —	$ —	576,231,930
Investments valued at NAV(a)				3,241,916
				$ 579,473,846
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 60,004	$ —	$ —	$ 60,004
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s